UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Asset ManagerSM 70% -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED ·MAY LOSE VALUE ·NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,072.50	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class T
Actual	$ 1,000.00	$ 1,069.80	$ 7.59
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.39
Class B
Actual	$ 1,000.00	$ 1,067.50	$ 10.31
HypotheticalA	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,068.30	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.21	$ 9.80
Institutional Class
Actual	$ 1,000.00	$ 1,072.50	$ 5.12
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	2.00%
Class C	1.95%
Institutional Class	.99%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.1	1.5
Procter & Gamble Co.	0.8	0.5
AT&T, Inc.	0.8	0.5
American International Group, Inc.	0.7	1.1
JPMorgan Chase & Co.	0.6	0.6
Citigroup, Inc.	0.6	0.5
Bank of America Corp.	0.6	0.6
Exxon Mobil Corp.	0.6	0.4
Johnson & Johnson	0.6	0.8
Wells Fargo & Co.	0.5	0.6
	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 70.7%	Stock class and Equity Futures 69.3%
Bond class 29.6%	Bond class 28.6%
Short-term class* (0.3)%	Short-term class 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	12.1
Fidelity Information Technology Central Fund	8.5
Fidelity Consumer Discretionary Central Fund	6.6
Fidelity Health Care Central Fund	6.6
Fidelity Industrials Central Fund	6.2
Fidelity Energy Central Fund	5.6
Fidelity Consumer Staples Central Fund	4.7
Fidelity Utilities Central Fund	2.2
Fidelity Materials Central Fund	2.0
Fidelity Telecom Services Central Fund	1.9
Total Equity Sector Central Funds	56.4
All Other Equity Investments	4.0 A
Total Equity Holdings	60.4
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	20.9
High Yield Fixed-Income Funds	5.6
Total Fixed-Income Central Funds	26.5
Money Market Central Funds	12.4
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.2% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 56.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	139,490	$ 17,423,720
Fidelity Consumer Staples Central Fund (e)	108,930	12,377,698
Fidelity Energy Central Fund (e)	131,020	14,769,850
Fidelity Financials Central Fund (e)	284,191	31,974,307
Fidelity Health Care Central Fund (e)	160,412	17,499,316
Fidelity Industrials Central Fund (e)	142,232	16,345,268
Fidelity Information Technology Central Fund (e)	179,057	22,629,281
Fidelity Materials Central Fund (e)	41,699	5,274,562
Fidelity Telecom Services Central Fund (e)	37,715	5,036,428
Fidelity Utilities Central Fund (e)	47,982	5,858,136
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $131,893,270)		149,188,566
Fixed-Income Central Funds - 26.5%

Investment Grade Fixed-Income Funds - 20.9%
Fidelity Tactical Income Central Fund (e)	560,226	55,339,130
High Yield Fixed-Income Funds - 5.6%
Fidelity Floating Rate Central Fund (e)	65,087	6,558,166
Fidelity High Income Central Fund 1 (e)	81,948	8,288,991
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		14,847,157
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $69,046,934)		70,186,287
Common Stocks - 4.0%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	8,100	166,293
Inversiones y Representaciones SA sponsored GDR (a)	6,200	118,606
Pampa Holding SA (a)	138,665	107,844
TOTAL ARGENTINA		392,743
Canada - 0.8%
Abitibi-Consolidated, Inc.	205,600	573,411
Agricore United (ltd. vtg.)	3,200	45,732
Aquiline Resources, Inc. (a)	16,700	120,779
Canadian Natural Resources Ltd.	5,700	314,733
Catalyst Paper Corp. (a)	92,600	288,736
NuVista Energy Ltd. (a)	7,800	100,730
ProEx Energy Ltd. (a)	10,300	135,157
Saskatchewan Wheat Pool, Inc. (a)	13,100	94,402
Saskatchewan Wheat Pool, Inc. subscription receipt:
12/31/99 (a)	3,500	25,010
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. subscription receipt: - continued
12/31/99 (a)(c)	32,000	$ 228,661
Suncor Energy, Inc.	1,800	136,962
TOTAL CANADA		2,064,313
Cayman Islands - 0.1%
GlobalSantaFe Corp.	4,000	246,720
Czech Republic - 0.1%
Philip Morris CR AS	500	229,896
France - 0.1%
Renault SA	3,100	362,543
Germany - 0.2%
E.ON AG	2,100	284,508
Lanxess AG (a)	5,400	278,146
TOTAL GERMANY		562,654
Italy - 0.2%
Fiat Spa	15,900	401,081
Japan - 0.8%
Advantest Corp.	800	35,445
Aiful Corp.	1,850	57,307
Canon, Inc.	3,500	187,880
Credit Saison Co. Ltd.	700	22,952
Csk Holdings Corp.	900	37,626
Dowa Holdings Co. Ltd.	3,000	30,359
Eisai Co. Ltd.	700	33,549
Fanuc Ltd.	500	46,332
Fast Retailing Co. Ltd.	400	30,947
Honda Motor Co. Ltd.	1,100	38,357
Kao Corp.	1,000	29,239
Kose Corp.	8,900	262,853
Kubota Corp.	26,000	226,828
Kuraray Co. Ltd.	5,500	59,197
Kyocera Corp.	400	37,583
Marui Co. Ltd.	2,400	29,310
Millea Holdings, Inc.	4,167	153,568
Mitsubishi Corp.	1,700	39,248
Nissin Healthcare Food Service Co.	300	3,934
Odakyu Electric Railway Co. Ltd.	5,000	36,501
SFCG Co. Ltd.	1,180	210,503
Shin-Etsu Chemical Co. Ltd.	600	36,509
Softbank Corp.	1,200	30,738
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	600	$ 30,294
Sumitomo Realty & Development Co. Ltd.	500	18,887
Takeda Pharamaceutical Co. Ltd.	500	32,742
Takefuji Corp.	4,600	184,656
TDK Corp.	500	43,294
Tokyo Electron Ltd.	500	34,829
Toyota Motor Corp.	500	32,040
Toyota Tsusho Corp.	900	22,899
TOTAL JAPAN		2,076,406
Luxembourg - 0.1%
SES SA FDR unit	13,546	256,945
Netherlands - 0.4%
CNH Global NV	10,000	372,900
Koninklijke Philips Electronics NV	8,600	327,660
Nutreco Holding NV	4,000	299,486
TOTAL NETHERLANDS		1,000,046
Philippines - 0.1%
DMCI Holdings, Inc.	399,000	59,695
Semirara Mining Corp.	155,900	89,086
TOTAL PHILIPPINES		148,781
South Africa - 0.2%
Gold Fields Ltd.	800	14,784
Gold Fields Ltd. sponsored ADR	32,900	607,992
TOTAL SOUTH AFRICA		622,776
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	941	219,301
United Kingdom - 0.2%
AstraZeneca PLC (United Kingdom)	5,200	278,980
Benfield Group PLC	36,300	231,621
TOTAL UNITED KINGDOM		510,601
United States of America - 0.5%
Deere & Co.	3,600	391,104
Monsanto Co.	4,300	236,328
Newmont Mining Corp.	5,600	235,144
Common Stocks - continued
	Shares	Value
United States of America - continued
Synthes, Inc.	3,160	$ 389,995
Virgin Media, Inc.	6,500	164,125
TOTAL UNITED STATES OF AMERICA		1,416,696
TOTAL COMMON STOCKS (Cost $9,445,139)		10,511,502
Money Market Central Funds - 12.4%

Fidelity Cash Central Fund, 5.41% (b) (Cost $32,695,231)	32,695,231	32,695,231
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.03% 4/5/07 to 6/7/07 (d) (Cost $1,292,416)	$ 1,304,000	1,292,913
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $244,372,990)		263,874,499
NET OTHER ASSETS - 0.2%		405,384
NET ASSETS - 100%		$ 264,279,883
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2007	$ 5,709,744	$ 143,338
43 FTSE 100 Index Contracts (United Kingdom)	June 2007	5,352,906	130,731
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
35 S&P 500 Index Contracts	June 2007	$ 12,523,000	$ 103,513
35 TOPIX 150 Index Contracts (Japan)	June 2007	5,098,659	109,206
TOTAL EQUITY INDEX CONTRACTS		$ 28,684,309	$ 486,788

The face value of futures purchased as a percentage of net assets - 10.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,661 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,278,047.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 888,386
Fidelity Consumer Discretionary Central Fund	146,128
Fidelity Consumer Staples Central Fund	115,233
Fidelity Energy Central Fund	83,333
Fidelity Financials Central Fund	316,845
Fidelity Floating Rate Central Fund	244,963
Fidelity Health Care Central Fund	134,908
Fidelity High Income Central Fund 1	236,014
Fidelity Industrials Central Fund	133,522
Fidelity Information Technology Central Fund	36,426
Fidelity Materials Central Fund	56,005
Fidelity Securities Lending Cash Central Fund	2,810
Fidelity Tactical Income Central Fund	1,366,818
Fidelity Telecom Services Central Fund	51,610
Fidelity Utilities Central Fund	66,958
Total	$ 3,879,959

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 15,155,342	$ 888,409	$ -	$ 17,423,720	2.2%
Fidelity Consumer Staples Central Fund	10,970,951	488,473	29,951	12,377,698	2.2%
Fidelity Energy Central Fund	11,868,938	952,682	-	14,769,850	2.2%
Fidelity Financials Central Fund	29,497,889	1,253,469	20,391	31,974,307	2.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,529,528	$ -	$ -	$ 6,558,166	0.3%
Fidelity Health Care Central Fund	16,573,171	690,289	226,440	17,499,316	2.2%
Fidelity High Income Central Fund 1	4,634,110	3,503,838	-	8,288,991	1.4%
Fidelity Industrials Central Fund	14,478,724	741,581	-	16,345,268	2.2%
Fidelity Information Technology Central Fund	20,295,446	900,920	316,434	22,629,281	2.2%
Fidelity Materials Central Fund	4,070,208	314,005	-	5,274,562	2.2%
Fidelity Tactical Income Central Fund	52,177,801	2,998,460	-	55,339,130	1.1%
Fidelity Telecom Services Central Fund	4,198,709	202,722	43,684	5,036,428	2.2%
Fidelity Utilities Central Fund	4,824,862	220,336	139,385	5,858,136	2.2%
Total	$ 195,275,679	$ 13,155,184	$ 776,285	$ 219,374,853
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and U.S.Government Agency Obligations	11.7%
AAA,AA,A	8.1%
BBB	3.0%
BB	2.5%
B	2.4%
CCC,CC,C	0.6%
Not Rated	0.7%
Equities	70.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.8%
United Kingdom	4.1%
Japan	2.9%
Germany	2.7%
Bermuda	2.2%
Canada	1.9%
Cayman Islands	1.0%
Netherlands	1.0%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,737,555)	$ 11,804,415
Fidelity Central Funds (cost $233,635,435)	252,070,084
Total Investments (cost $244,372,990)		$ 263,874,499
Foreign currency held at value (cost $27)		27
Receivable for investments sold		655,825
Receivable for fund shares sold		437,773
Dividends receivable		27,988
Distributions receivable from Fidelity Central Funds		500,790
Prepaid expenses		807
Other receivables		7,411
Total assets		265,505,120

Liabilities
Payable for investments purchased	$ 541,341
Payable for fund shares redeemed	340,420
Accrued management fee	122,546
Distribution fees payable	120,673
Payable for daily variation on futures contracts	9,253
Other affiliated payables	65,995
Other payables and accrued expenses	25,009
Total liabilities		1,225,237

Net Assets		$ 264,279,883
Net Assets consist of:
Paid in capital		$ 242,668,830
Undistributed net investment income		1,117,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		504,547
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,988,900
Net Assets		$ 264,279,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,501,682 ÷ 8,174,125 shares)	$ 12.42

Maximum offering price per share (100/94.25 of $12.42)	$ 13.18
Class T: Net Asset Value and redemption price per share ($74,354,462 ÷ 6,018,924 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($37,961,258 ÷ 3,092,251 shares)A	$ 12.28

Class C: Net Asset Value and offering price per share ($46,207,511 ÷ 3,765,886 shares)A	$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,254,970 ÷ 341,737 shares)	$ 12.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 42,504
Interest		29,719
Income from Fidelity Central Funds		3,879,959
Total income		3,952,182

Expenses
Management fee	$ 702,874
Transfer agent fees	336,929
Distribution fees	713,841
Accounting and security lending fees	64,015
Custodian fees and expenses	13,546
Independent trustees' compensation	388
Registration fees	63,495
Audit	29,844
Legal	1,987
Miscellaneous	471
Total expenses before reductions	1,927,390
Expense reductions	(19,495)	1,907,895
Net investment income (loss)		2,044,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,343)	1,376,666
Fidelity Central Funds	75,268
Foreign currency transactions	(55,352)
Futures contracts	1,064,389
Total net realized gain (loss)		2,460,971
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,675)	12,057,134
Assets and liabilities in foreign currencies	233
Futures contracts	129,285
Total change in net unrealized appreciation (depreciation)		12,186,652
Net gain (loss)		14,647,623
Net increase (decrease) in net assets resulting from operations		$ 16,691,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Ten months ended September 30, 2006*	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,044,287	$ 2,404,881	$ 750,557
Net realized gain (loss)	2,460,971	7,968,915	27,183,668
Change in net unrealized appreciation (depreciation)	12,186,652	1,376,708	(8,481,001)
Net increase (decrease) in net assets resulting from operations	16,691,910	11,750,504	19,453,224
Distributions to shareholders from net investment income	(2,295,163)	(1,585,422)	(539,768)
Distributions to shareholders from net realized gain	(8,126,936)	(14,782,196)	-
Total distributions	(10,422,099)	(16,367,618)	(539,768)
Share transactions - net increase (decrease)	25,458,006	48,768,557	21,707,568
Total increase (decrease) in net assets	31,727,817	44,151,443	40,621,024

Net Assets
Beginning of period	232,552,066	188,400,623	147,779,599
End of period (including undistributed net investment income of $1,117,606, $1,368,482 and $340,043, respectively)	$ 264,279,883	$ 232,552,066	$ 188,400,623

* The Fund changed its fiscal year end from November 30 to September 30, effective September 30, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.12	17.10		.08	.12	.15	.20
Net realized and unrealized gain (loss)	.74	.54	1.36	1.17	1.16	(1.05)	(1.20)
Total from investment operations	.86	.71	1.46	1.25	1.28	(.90)	(1.00)
Distributions from net investment income	(.13)	(.13)	(.08)	(.08)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.54)	(1.09)	(.08)	(.08)	(.12)	(.16)	(.19)
Net asset value, end of period	$ 12.42	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Total Return B, C, D	7.25%	6.04%	13.22%	12.66%	14.79%	(9.28)%	(9.13)%
Ratios to Average Net AssetsH
Expenses before reductions	1.21% A	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of fee waivers, if any	1.21% A	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of all reductions	1.19% A	1.22% A	1.23%	1.25%	1.23%	1.25%	1.23%
Net investment income (loss)	1.97% A	1.72% A	.85%	.75%	1.33%	1.65%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,502	$ 76,226	$ 52,137	$ 36,512	$ 36,234	$ 29,894	$ 14,487
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from Novmeber 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.10	.14	.07	.05	.09	.13	.17
Net realized and unrealized gain (loss)	.73	.55	1.35	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.83	.69	1.42	1.22	1.24	(.92)	(1.02)
Distributions from net investment income	(.12)	(.10)	(.05)	(.07)	(.09)	(.12)	(.18)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.53)	(1.06)	(.05)	(.07)	(.09)	(.12)	(.18)
Net asset value, end of period	$ 12.35	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Total Return B, C, D	6.98%	5.90%	12.83%	12.39%	14.33%	(9.50)%	(9.35)%
Ratios to Average Net AssetsH
Expenses before reductions	1.47% A	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of fee waivers, if any	1.47% A	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of all reductions	1.46% A	1.48% A	1.50%	1.55%	1.56%	1.53%	1.52%
Net investment income (loss)	1.70% A	1.45% A	.58%	.46%	1.00%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,354	$ 72,582	$ 62,862	$ 57,816	$ 54,298	$ 45,804	$ 71,346
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.07	.09	.01	(.01)	.04	.08	.12
Net realized and unrealized gain (loss)	.73	.55	1.34	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.80	.64	1.35	1.16	1.19	(.97)	(1.07)
Distributions from net investment income	(.10)	(.05)	-	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.51)	(1.01)	-	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 12.28	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Total Return B, C, D	6.75%	5.45%	12.26%	11.77%	13.72%	(10.00)%	(9.80)%
Ratios to Average Net AssetsH
Expenses before reductions	2.02% A	2.05% A	2.08%	2.14%	2.12%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00% A	2.00% A	2.04%	2.14%	2.12%	2.10%	2.04%
Expenses net of all reductions	1.99% A	1.99% A	2.01%	2.11%	2.08%	2.06%	2.01%
Net investment income (loss)	1.17% A	.95% A	.07%	(.11)%	.48%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,961	$ 38,555	$ 40,236	$ 32,642	$ 25,463	$ 19,261	$ 21,599
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.07	.09	.01	(.01)	.05	.08	.12
Net realized and unrealized gain (loss)	.74	.54	1.35	1.17	1.15	(1.05)	(1.18)
Total from investment operations	.81	.63	1.36	1.16	1.20	(.97)	(1.06)
Distributions from net investment income	(.10)	(.06)	(.01)	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.51)	(1.02)	(.01)	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 12.27	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Total Return B, C, D	6.83%	5.37%	12.31%	11.77%	13.85%	(10.01)%	(9.73)%
Ratios to Average Net AssetsH
Expenses before reductions	1.95% A	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of fee waivers, if any	1.95% A	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of all reductions	1.94% A	1.97% A	1.99%	2.05%	2.05%	2.03%	1.99%
Net investment income (loss)	1.22% A	.97% A	.09%	(.05)%	.52%	.88%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,208	$ 41,117	$ 31,397	$ 20,023	$ 13,150	$ 9,574	$ 11,037
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 F	2005 I	2004 I	2003 I	2002 I	2001 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.14	.19	.14	.11	.15	.16	.24
Net realized and unrealized gain (loss)	.73	.56	1.36	1.19	1.15	(1.04)	(1.21)
Total from investment operations	.87	.75	1.50	1.30	1.30	(.88)	(.97)
Distributions from net investment income	(.15)	(.16)	(.13)	(.11)	(.13)	(.19)	(.22)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.56)	(1.12)	(.13)	(.11)	(.13)	(.19)	(.22)
Net asset value, end of period	$ 12.45	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Total Return B, C	7.25%	6.37%	13.56%	13.17%	15.03%	(9.07)%	(8.86)%
Ratios to Average Net AssetsG
Expenses before reductions	.99% A	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of fee waivers, if any	.99% A	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of all reductions	.97% A	.96% A	.91%	.89%	1.09%	1.07%	.92%
Net investment income (loss)	2.19% A	1.98% A	1.17%	1.11%	1.47%	1.84%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,255	$ 4,072	$ 1,768	$ 787	$ 707	$ 5,359	$ 745
Portfolio turnover rate E, H	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. H The portfolio turnover rate does not include the activity from in-kind exchanges. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Advisor Asset Manager 70% (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Equity and Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities, Foreign Securities, Repurchase Agreements, Restricted Securities	Less than .01% to .01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities, Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,764,791
Unrealized depreciation	(299,882)
Net unrealized appreciation (depreciation)	$ 19,464,909
Cost for federal income tax purposes	$ 244,409,590

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $49,391,869 and $17,743,292, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 109,856	$ 13,626
Class T	.25%	.25%	186,424	643
Class B	.75%	.25%	195,162	146,531
Class C	.75%	.25%	222,399	52,939
			$ 713,841	$ 213,739

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,055
Class T	13,920
Class B *	36,859
Class C *	3,295
$ 91,129

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 112,585.26
Class T	100,796.27
Class B	62,402.32
Class C	55,168.25
Institutional Class	5,978.29
	$ 336,929

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $2,810.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 4,313

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,403 for the period. In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,370
Institutional Class	100
$ 3,470

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Semiannual Report

10. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Ten months ended September 30, 2006*	Year ended November 30, 2005
From net investment income
Class A	$ 866,628	$ 658,428	$ 297,203
Class T	725,371	564,480	219,879
Class B	315,370	153,826	-
Class C	339,803	170,369	9,235
Institutional Class	47,991	38,319	13,451
Total	$ 2,295,163	$ 1,585,422	$ 539,768

From net realized gain
Class A	$ 2,721,974	$ 4,075,574	$ -
Class T	2,507,451	4,949,294	-
Class B	1,287,410	3,155,607	-
Class C	1,480,024	2,465,196	-
Institutional Class	130,077	136,525	-
Total	$ 8,126,936	$ 14,782,196	$ -

* The Fund changed its fiscal year end from November 30 to September 30, effective September 30, 2006.

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	6 months ended March 31, 2007	Ten months ended September 30, 2006*	Year ended November 30, 2005
Class A
Shares sold	2,433,564	2,625,416	1,672,636
Reinvestment of distributions	275,800	382,698	23,884
Shares redeemed	(833,180)	(888,738)	(806,455)
Net increase (decrease)	1,876,184	2,119,376	890,065
Class T
Shares sold	639,080	1,740,673	1,779,081
Reinvestment of distributions	261,809	465,222	18,515
Shares redeemed	(906,785)	(1,241,615)	(1,969,870)
Net increase (decrease)	(5,896)	964,280	(172,274)
Class B
Shares sold	348,681	732,024	1,039,840
Reinvestment of distributions	120,039	251,758	-
Shares redeemed	(593,330)	(1,022,743)	(749,604)
Net increase (decrease)	(124,610)	(38,961)	290,236
Class C
Shares sold	533,974	1,196,793	1,123,983
Reinvestment of distributions	136,242	203,966	725
Shares redeemed	(337,993)	(507,858)	(402,711)
Net increase (decrease)	332,223	892,901	721,997
Institutional Class
Shares sold	71,077	280,932	102,713
Reinvestment of distributions	12,753	12,010	910
Shares redeemed	(77,644)	(98,710)	(32,917)
Net increase (decrease)	6,186	194,232	70,706

Semiannual Report

12. Share Transactions - continued

Dollars
	6 months ended March 31, 2007	Ten months ended September 30, 2006*	Year ended November 30, 2005
Class A
Shares sold	$ 29,838,931	$ 31,147,219	$ 19,857,557
Reinvestment of distributions	3,363,388	4,488,844	279,633
Shares redeemed	(10,262,718)	(10,561,054)	(9,453,473)
Net increase (decrease)	$ 22,939,601	$ 25,075,009	$ 10,683,717
Class T
Shares sold	$ 7,815,357	$ 20,586,230	$ 20,801,971
Reinvestment of distributions	3,179,796	5,433,273	215,033
Shares redeemed	(11,055,682)	(14,649,161)	(22,739,571)
Net increase (decrease)	$ (60,529)	$ 11,370,342	$ (1,722,567)
Class B
Shares sold	$ 4,248,209	$ 8,618,422	$ 12,146,325
Reinvestment of distributions	1,450,800	2,927,091	-
Shares redeemed	(7,245,244)	(12,000,020)	(8,727,769)
Net increase (decrease)	$ (1,546,235)	$ (454,507)	$ 3,418,556
Class C
Shares sold	$ 6,531,735	$ 14,061,422	$ 13,167,117
Reinvestment of distributions	1,646,662	2,371,308	8,158
Shares redeemed	(4,117,232)	(5,961,027)	(4,691,340)
Net increase (decrease)	$ 4,061,165	$ 10,471,703	$ 8,483,935
Institutional Class
Shares sold	$ 874,802	$ 3,328,343	$ 1,217,559
Reinvestment of distributions	155,819	141,188	10,751
Shares redeemed	(966,617)	(1,163,521)	(384,383)
Net increase (decrease)	$ 64,004	$ 2,306,010	$ 843,927

* The Fund changed its fiscal year end from November 30 to September 30, effective September 30, 2006.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AAL-USAN-0507
1.786775.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset ManagerSM 70% -

Institutional Class

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED ·MAY LOSE VALUE ·NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,072.50	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class T
Actual	$ 1,000.00	$ 1,069.80	$ 7.59
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.39
Class B
Actual	$ 1,000.00	$ 1,067.50	$ 10.31
HypotheticalA	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,068.30	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.21	$ 9.80
Institutional Class
Actual	$ 1,000.00	$ 1,072.50	$ 5.12
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	2.00%
Class C	1.95%
Institutional Class	.99%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.1	1.5
Procter & Gamble Co.	0.8	0.5
AT&T, Inc.	0.8	0.5
American International Group, Inc.	0.7	1.1
JPMorgan Chase & Co.	0.6	0.6
Citigroup, Inc.	0.6	0.5
Bank of America Corp.	0.6	0.6
Exxon Mobil Corp.	0.6	0.4
Johnson & Johnson	0.6	0.8
Wells Fargo & Co.	0.5	0.6
	6.9
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 70.7%	Stock class and Equity Futures 69.3%
Bond class 29.6%	Bond class 28.6%
Short-term class* (0.3)%	Short-term class 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	12.1
Fidelity Information Technology Central Fund	8.5
Fidelity Consumer Discretionary Central Fund	6.6
Fidelity Health Care Central Fund	6.6
Fidelity Industrials Central Fund	6.2
Fidelity Energy Central Fund	5.6
Fidelity Consumer Staples Central Fund	4.7
Fidelity Utilities Central Fund	2.2
Fidelity Materials Central Fund	2.0
Fidelity Telecom Services Central Fund	1.9
Total Equity Sector Central Funds	56.4
All Other Equity Investments	4.0 A
Total Equity Holdings	60.4
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	20.9
High Yield Fixed-Income Funds	5.6
Total Fixed-Income Central Funds	26.5
Money Market Central Funds	12.4
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.2% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 56.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	139,490	$ 17,423,720
Fidelity Consumer Staples Central Fund (e)	108,930	12,377,698
Fidelity Energy Central Fund (e)	131,020	14,769,850
Fidelity Financials Central Fund (e)	284,191	31,974,307
Fidelity Health Care Central Fund (e)	160,412	17,499,316
Fidelity Industrials Central Fund (e)	142,232	16,345,268
Fidelity Information Technology Central Fund (e)	179,057	22,629,281
Fidelity Materials Central Fund (e)	41,699	5,274,562
Fidelity Telecom Services Central Fund (e)	37,715	5,036,428
Fidelity Utilities Central Fund (e)	47,982	5,858,136
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $131,893,270)		149,188,566
Fixed-Income Central Funds - 26.5%

Investment Grade Fixed-Income Funds - 20.9%
Fidelity Tactical Income Central Fund (e)	560,226	55,339,130
High Yield Fixed-Income Funds - 5.6%
Fidelity Floating Rate Central Fund (e)	65,087	6,558,166
Fidelity High Income Central Fund 1 (e)	81,948	8,288,991
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		14,847,157
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $69,046,934)		70,186,287
Common Stocks - 4.0%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	8,100	166,293
Inversiones y Representaciones SA sponsored GDR (a)	6,200	118,606
Pampa Holding SA (a)	138,665	107,844
TOTAL ARGENTINA		392,743
Canada - 0.8%
Abitibi-Consolidated, Inc.	205,600	573,411
Agricore United (ltd. vtg.)	3,200	45,732
Aquiline Resources, Inc. (a)	16,700	120,779
Canadian Natural Resources Ltd.	5,700	314,733
Catalyst Paper Corp. (a)	92,600	288,736
NuVista Energy Ltd. (a)	7,800	100,730
ProEx Energy Ltd. (a)	10,300	135,157
Saskatchewan Wheat Pool, Inc. (a)	13,100	94,402
Saskatchewan Wheat Pool, Inc. subscription receipt:
12/31/99 (a)	3,500	25,010
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. subscription receipt: - continued
12/31/99 (a)(c)	32,000	$ 228,661
Suncor Energy, Inc.	1,800	136,962
TOTAL CANADA		2,064,313
Cayman Islands - 0.1%
GlobalSantaFe Corp.	4,000	246,720
Czech Republic - 0.1%
Philip Morris CR AS	500	229,896
France - 0.1%
Renault SA	3,100	362,543
Germany - 0.2%
E.ON AG	2,100	284,508
Lanxess AG (a)	5,400	278,146
TOTAL GERMANY		562,654
Italy - 0.2%
Fiat Spa	15,900	401,081
Japan - 0.8%
Advantest Corp.	800	35,445
Aiful Corp.	1,850	57,307
Canon, Inc.	3,500	187,880
Credit Saison Co. Ltd.	700	22,952
Csk Holdings Corp.	900	37,626
Dowa Holdings Co. Ltd.	3,000	30,359
Eisai Co. Ltd.	700	33,549
Fanuc Ltd.	500	46,332
Fast Retailing Co. Ltd.	400	30,947
Honda Motor Co. Ltd.	1,100	38,357
Kao Corp.	1,000	29,239
Kose Corp.	8,900	262,853
Kubota Corp.	26,000	226,828
Kuraray Co. Ltd.	5,500	59,197
Kyocera Corp.	400	37,583
Marui Co. Ltd.	2,400	29,310
Millea Holdings, Inc.	4,167	153,568
Mitsubishi Corp.	1,700	39,248
Nissin Healthcare Food Service Co.	300	3,934
Odakyu Electric Railway Co. Ltd.	5,000	36,501
SFCG Co. Ltd.	1,180	210,503
Shin-Etsu Chemical Co. Ltd.	600	36,509
Softbank Corp.	1,200	30,738
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	600	$ 30,294
Sumitomo Realty & Development Co. Ltd.	500	18,887
Takeda Pharamaceutical Co. Ltd.	500	32,742
Takefuji Corp.	4,600	184,656
TDK Corp.	500	43,294
Tokyo Electron Ltd.	500	34,829
Toyota Motor Corp.	500	32,040
Toyota Tsusho Corp.	900	22,899
TOTAL JAPAN		2,076,406
Luxembourg - 0.1%
SES SA FDR unit	13,546	256,945
Netherlands - 0.4%
CNH Global NV	10,000	372,900
Koninklijke Philips Electronics NV	8,600	327,660
Nutreco Holding NV	4,000	299,486
TOTAL NETHERLANDS		1,000,046
Philippines - 0.1%
DMCI Holdings, Inc.	399,000	59,695
Semirara Mining Corp.	155,900	89,086
TOTAL PHILIPPINES		148,781
South Africa - 0.2%
Gold Fields Ltd.	800	14,784
Gold Fields Ltd. sponsored ADR	32,900	607,992
TOTAL SOUTH AFRICA		622,776
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	941	219,301
United Kingdom - 0.2%
AstraZeneca PLC (United Kingdom)	5,200	278,980
Benfield Group PLC	36,300	231,621
TOTAL UNITED KINGDOM		510,601
United States of America - 0.5%
Deere & Co.	3,600	391,104
Monsanto Co.	4,300	236,328
Newmont Mining Corp.	5,600	235,144
Common Stocks - continued
	Shares	Value
United States of America - continued
Synthes, Inc.	3,160	$ 389,995
Virgin Media, Inc.	6,500	164,125
TOTAL UNITED STATES OF AMERICA		1,416,696
TOTAL COMMON STOCKS (Cost $9,445,139)		10,511,502
Money Market Central Funds - 12.4%

Fidelity Cash Central Fund, 5.41% (b) (Cost $32,695,231)	32,695,231	32,695,231
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.03% 4/5/07 to 6/7/07 (d) (Cost $1,292,416)	$ 1,304,000	1,292,913
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $244,372,990)		263,874,499
NET OTHER ASSETS - 0.2%		405,384
NET ASSETS - 100%		$ 264,279,883
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2007	$ 5,709,744	$ 143,338
43 FTSE 100 Index Contracts (United Kingdom)	June 2007	5,352,906	130,731
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
35 S&P 500 Index Contracts	June 2007	$ 12,523,000	$ 103,513
35 TOPIX 150 Index Contracts (Japan)	June 2007	5,098,659	109,206
TOTAL EQUITY INDEX CONTRACTS		$ 28,684,309	$ 486,788

The face value of futures purchased as a percentage of net assets - 10.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,661 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,278,047.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 888,386
Fidelity Consumer Discretionary Central Fund	146,128
Fidelity Consumer Staples Central Fund	115,233
Fidelity Energy Central Fund	83,333
Fidelity Financials Central Fund	316,845
Fidelity Floating Rate Central Fund	244,963
Fidelity Health Care Central Fund	134,908
Fidelity High Income Central Fund 1	236,014
Fidelity Industrials Central Fund	133,522
Fidelity Information Technology Central Fund	36,426
Fidelity Materials Central Fund	56,005
Fidelity Securities Lending Cash Central Fund	2,810
Fidelity Tactical Income Central Fund	1,366,818
Fidelity Telecom Services Central Fund	51,610
Fidelity Utilities Central Fund	66,958
Total	$ 3,879,959

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 15,155,342	$ 888,409	$ -	$ 17,423,720	2.2%
Fidelity Consumer Staples Central Fund	10,970,951	488,473	29,951	12,377,698	2.2%
Fidelity Energy Central Fund	11,868,938	952,682	-	14,769,850	2.2%
Fidelity Financials Central Fund	29,497,889	1,253,469	20,391	31,974,307	2.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,529,528	$ -	$ -	$ 6,558,166	0.3%
Fidelity Health Care Central Fund	16,573,171	690,289	226,440	17,499,316	2.2%
Fidelity High Income Central Fund 1	4,634,110	3,503,838	-	8,288,991	1.4%
Fidelity Industrials Central Fund	14,478,724	741,581	-	16,345,268	2.2%
Fidelity Information Technology Central Fund	20,295,446	900,920	316,434	22,629,281	2.2%
Fidelity Materials Central Fund	4,070,208	314,005	-	5,274,562	2.2%
Fidelity Tactical Income Central Fund	52,177,801	2,998,460	-	55,339,130	1.1%
Fidelity Telecom Services Central Fund	4,198,709	202,722	43,684	5,036,428	2.2%
Fidelity Utilities Central Fund	4,824,862	220,336	139,385	5,858,136	2.2%
Total	$ 195,275,679	$ 13,155,184	$ 776,285	$ 219,374,853
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and U.S.Government Agency Obligations	11.7%
AAA,AA,A	8.1%
BBB	3.0%
BB	2.5%
B	2.4%
CCC,CC,C	0.6%
Not Rated	0.7%
Equities	70.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.8%
United Kingdom	4.1%
Japan	2.9%
Germany	2.7%
Bermuda	2.2%
Canada	1.9%
Cayman Islands	1.0%
Netherlands	1.0%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,737,555)	$ 11,804,415
Fidelity Central Funds (cost $233,635,435)	252,070,084
Total Investments (cost $244,372,990)		$ 263,874,499
Foreign currency held at value (cost $27)		27
Receivable for investments sold		655,825
Receivable for fund shares sold		437,773
Dividends receivable		27,988
Distributions receivable from Fidelity Central Funds		500,790
Prepaid expenses		807
Other receivables		7,411
Total assets		265,505,120

Liabilities
Payable for investments purchased	$ 541,341
Payable for fund shares redeemed	340,420
Accrued management fee	122,546
Distribution fees payable	120,673
Payable for daily variation on futures contracts	9,253
Other affiliated payables	65,995
Other payables and accrued expenses	25,009
Total liabilities		1,225,237

Net Assets		$ 264,279,883
Net Assets consist of:
Paid in capital		$ 242,668,830
Undistributed net investment income		1,117,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		504,547
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,988,900
Net Assets		$ 264,279,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,501,682 ÷ 8,174,125 shares)	$ 12.42

Maximum offering price per share (100/94.25 of $12.42)	$ 13.18
Class T: Net Asset Value and redemption price per share ($74,354,462 ÷ 6,018,924 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($37,961,258 ÷ 3,092,251 shares)A	$ 12.28

Class C: Net Asset Value and offering price per share ($46,207,511 ÷ 3,765,886 shares)A	$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,254,970 ÷ 341,737 shares)	$ 12.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 42,504
Interest		29,719
Income from Fidelity Central Funds		3,879,959
Total income		3,952,182

Expenses
Management fee	$ 702,874
Transfer agent fees	336,929
Distribution fees	713,841
Accounting and security lending fees	64,015
Custodian fees and expenses	13,546
Independent trustees' compensation	388
Registration fees	63,495
Audit	29,844
Legal	1,987
Miscellaneous	471
Total expenses before reductions	1,927,390
Expense reductions	(19,495)	1,907,895
Net investment income (loss)		2,044,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,343)	1,376,666
Fidelity Central Funds	75,268
Foreign currency transactions	(55,352)
Futures contracts	1,064,389
Total net realized gain (loss)		2,460,971
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,675)	12,057,134
Assets and liabilities in foreign currencies	233
Futures contracts	129,285
Total change in net unrealized appreciation (depreciation)		12,186,652
Net gain (loss)		14,647,623
Net increase (decrease) in net assets resulting from operations		$ 16,691,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Ten months ended September 30, 2006*	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,044,287	$ 2,404,881	$ 750,557
Net realized gain (loss)	2,460,971	7,968,915	27,183,668
Change in net unrealized appreciation (depreciation)	12,186,652	1,376,708	(8,481,001)
Net increase (decrease) in net assets resulting from operations	16,691,910	11,750,504	19,453,224
Distributions to shareholders from net investment income	(2,295,163)	(1,585,422)	(539,768)
Distributions to shareholders from net realized gain	(8,126,936)	(14,782,196)	-
Total distributions	(10,422,099)	(16,367,618)	(539,768)
Share transactions - net increase (decrease)	25,458,006	48,768,557	21,707,568
Total increase (decrease) in net assets	31,727,817	44,151,443	40,621,024

Net Assets
Beginning of period	232,552,066	188,400,623	147,779,599
End of period (including undistributed net investment income of $1,117,606, $1,368,482 and $340,043, respectively)	$ 264,279,883	$ 232,552,066	$ 188,400,623

* The Fund changed its fiscal year end from November 30 to September 30, effective September 30, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.12	17.10		.08	.12	.15	.20
Net realized and unrealized gain (loss)	.74	.54	1.36	1.17	1.16	(1.05)	(1.20)
Total from investment operations	.86	.71	1.46	1.25	1.28	(.90)	(1.00)
Distributions from net investment income	(.13)	(.13)	(.08)	(.08)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.54)	(1.09)	(.08)	(.08)	(.12)	(.16)	(.19)
Net asset value, end of period	$ 12.42	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Total Return B, C, D	7.25%	6.04%	13.22%	12.66%	14.79%	(9.28)%	(9.13)%
Ratios to Average Net AssetsH
Expenses before reductions	1.21% A	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of fee waivers, if any	1.21% A	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of all reductions	1.19% A	1.22% A	1.23%	1.25%	1.23%	1.25%	1.23%
Net investment income (loss)	1.97% A	1.72% A	.85%	.75%	1.33%	1.65%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,502	$ 76,226	$ 52,137	$ 36,512	$ 36,234	$ 29,894	$ 14,487
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from Novmeber 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.10	.14	.07	.05	.09	.13	.17
Net realized and unrealized gain (loss)	.73	.55	1.35	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.83	.69	1.42	1.22	1.24	(.92)	(1.02)
Distributions from net investment income	(.12)	(.10)	(.05)	(.07)	(.09)	(.12)	(.18)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.53)	(1.06)	(.05)	(.07)	(.09)	(.12)	(.18)
Net asset value, end of period	$ 12.35	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Total Return B, C, D	6.98%	5.90%	12.83%	12.39%	14.33%	(9.50)%	(9.35)%
Ratios to Average Net AssetsH
Expenses before reductions	1.47% A	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of fee waivers, if any	1.47% A	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of all reductions	1.46% A	1.48% A	1.50%	1.55%	1.56%	1.53%	1.52%
Net investment income (loss)	1.70% A	1.45% A	.58%	.46%	1.00%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,354	$ 72,582	$ 62,862	$ 57,816	$ 54,298	$ 45,804	$ 71,346
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.07	.09	.01	(.01)	.04	.08	.12
Net realized and unrealized gain (loss)	.73	.55	1.34	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.80	.64	1.35	1.16	1.19	(.97)	(1.07)
Distributions from net investment income	(.10)	(.05)	-	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.51)	(1.01)	-	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 12.28	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Total Return B, C, D	6.75%	5.45%	12.26%	11.77%	13.72%	(10.00)%	(9.80)%
Ratios to Average Net AssetsH
Expenses before reductions	2.02% A	2.05% A	2.08%	2.14%	2.12%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00% A	2.00% A	2.04%	2.14%	2.12%	2.10%	2.04%
Expenses net of all reductions	1.99% A	1.99% A	2.01%	2.11%	2.08%	2.06%	2.01%
Net investment income (loss)	1.17% A	.95% A	.07%	(.11)%	.48%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,961	$ 38,555	$ 40,236	$ 32,642	$ 25,463	$ 19,261	$ 21,599
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.07	.09	.01	(.01)	.05	.08	.12
Net realized and unrealized gain (loss)	.74	.54	1.35	1.17	1.15	(1.05)	(1.18)
Total from investment operations	.81	.63	1.36	1.16	1.20	(.97)	(1.06)
Distributions from net investment income	(.10)	(.06)	(.01)	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.51)	(1.02)	(.01)	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 12.27	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Total Return B, C, D	6.83%	5.37%	12.31%	11.77%	13.85%	(10.01)%	(9.73)%
Ratios to Average Net AssetsH
Expenses before reductions	1.95% A	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of fee waivers, if any	1.95% A	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of all reductions	1.94% A	1.97% A	1.99%	2.05%	2.05%	2.03%	1.99%
Net investment income (loss)	1.22% A	.97% A	.09%	(.05)%	.52%	.88%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,208	$ 41,117	$ 31,397	$ 20,023	$ 13,150	$ 9,574	$ 11,037
Portfolio turnover rate F, I	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. I The portfolio turnover rate does not include the activity from in-kind exchanges. J For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Year ended September 30,
	(Unaudited)	2006 F	2005 I	2004 I	2003 I	2002 I	2001 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.14	.19	.14	.11	.15	.16	.24
Net realized and unrealized gain (loss)	.73	.56	1.36	1.19	1.15	(1.04)	(1.21)
Total from investment operations	.87	.75	1.50	1.30	1.30	(.88)	(.97)
Distributions from net investment income	(.15)	(.16)	(.13)	(.11)	(.13)	(.19)	(.22)
Distributions from net realized gain	(.41)	(.96)	-	-	-	-	-
Total distributions	(.56)	(1.12)	(.13)	(.11)	(.13)	(.19)	(.22)
Net asset value, end of period	$ 12.45	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Total Return B, C	7.25%	6.37%	13.56%	13.17%	15.03%	(9.07)%	(8.86)%
Ratios to Average Net AssetsG
Expenses before reductions	.99% A	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of fee waivers, if any	.99% A	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of all reductions	.97% A	.96% A	.91%	.89%	1.09%	1.07%	.92%
Net investment income (loss)	2.19% A	1.98% A	1.17%	1.11%	1.47%	1.84%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,255	$ 4,072	$ 1,768	$ 787	$ 707	$ 5,359	$ 745
Portfolio turnover rate E, H	16% A	105% A	125%	106%	99%	120%	165%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. H The portfolio turnover rate does not include the activity from in-kind exchanges. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Advisor Asset Manager 70% (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Equity and Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities, Foreign Securities, Repurchase Agreements, Restricted Securities	Less than .01% to .01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities, Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,764,791
Unrealized depreciation	(299,882)
Net unrealized appreciation (depreciation)	$ 19,464,909
Cost for federal income tax purposes	$ 244,409,590

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $49,391,869 and $17,743,292, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 109,856	$ 13,626
Class T	.25%	.25%	186,424	643
Class B	.75%	.25%	195,162	146,531
Class C	.75%	.25%	222,399	52,939
			$ 713,841	$ 213,739

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,055
Class T	13,920
Class B *	36,859
Class C *	3,295
$ 91,129

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 112,585.26
Class T	100,796.27
Class B	62,402.32
Class C	55,168.25
Institutional Class	5,978.29
	$ 336,929

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $2,810.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 4,313

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,403 for the period. In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,370
Institutional Class	100
$ 3,470

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Semiannual Report

10. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Ten months ended September 30, 2006*	Year ended November 30, 2005
From net investment income
Class A	$ 866,628	$ 658,428	$ 297,203
Class T	725,371	564,480	219,879
Class B	315,370	153,826	-
Class C	339,803	170,369	9,235
Institutional Class	47,991	38,319	13,451
Total	$ 2,295,163	$ 1,585,422	$ 539,768

From net realized gain
Class A	$ 2,721,974	$ 4,075,574	$ -
Class T	2,507,451	4,949,294	-
Class B	1,287,410	3,155,607	-
Class C	1,480,024	2,465,196	-
Institutional Class	130,077	136,525	-
Total	$ 8,126,936	$ 14,782,196	$ -

* The Fund changed its fiscal year end from November 30 to September 30, effective September 30, 2006.

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	6 months ended March 31, 2007	Ten months ended September 30, 2006*	Year ended November 30, 2005
Class A
Shares sold	2,433,564	2,625,416	1,672,636
Reinvestment of distributions	275,800	382,698	23,884
Shares redeemed	(833,180)	(888,738)	(806,455)
Net increase (decrease)	1,876,184	2,119,376	890,065
Class T
Shares sold	639,080	1,740,673	1,779,081
Reinvestment of distributions	261,809	465,222	18,515
Shares redeemed	(906,785)	(1,241,615)	(1,969,870)
Net increase (decrease)	(5,896)	964,280	(172,274)
Class B
Shares sold	348,681	732,024	1,039,840
Reinvestment of distributions	120,039	251,758	-
Shares redeemed	(593,330)	(1,022,743)	(749,604)
Net increase (decrease)	(124,610)	(38,961)	290,236
Class C
Shares sold	533,974	1,196,793	1,123,983
Reinvestment of distributions	136,242	203,966	725
Shares redeemed	(337,993)	(507,858)	(402,711)
Net increase (decrease)	332,223	892,901	721,997
Institutional Class
Shares sold	71,077	280,932	102,713
Reinvestment of distributions	12,753	12,010	910
Shares redeemed	(77,644)	(98,710)	(32,917)
Net increase (decrease)	6,186	194,232	70,706

Semiannual Report

12. Share Transactions - continued

Dollars
	6 months ended March 31, 2007	Ten months ended September 30, 2006*	Year ended November 30, 2005
Class A
Shares sold	$ 29,838,931	$ 31,147,219	$ 19,857,557
Reinvestment of distributions	3,363,388	4,488,844	279,633
Shares redeemed	(10,262,718)	(10,561,054)	(9,453,473)
Net increase (decrease)	$ 22,939,601	$ 25,075,009	$ 10,683,717
Class T
Shares sold	$ 7,815,357	$ 20,586,230	$ 20,801,971
Reinvestment of distributions	3,179,796	5,433,273	215,033
Shares redeemed	(11,055,682)	(14,649,161)	(22,739,571)
Net increase (decrease)	$ (60,529)	$ 11,370,342	$ (1,722,567)
Class B
Shares sold	$ 4,248,209	$ 8,618,422	$ 12,146,325
Reinvestment of distributions	1,450,800	2,927,091	-
Shares redeemed	(7,245,244)	(12,000,020)	(8,727,769)
Net increase (decrease)	$ (1,546,235)	$ (454,507)	$ 3,418,556
Class C
Shares sold	$ 6,531,735	$ 14,061,422	$ 13,167,117
Reinvestment of distributions	1,646,662	2,371,308	8,158
Shares redeemed	(4,117,232)	(5,961,027)	(4,691,340)
Net increase (decrease)	$ 4,061,165	$ 10,471,703	$ 8,483,935
Institutional Class
Shares sold	$ 874,802	$ 3,328,343	$ 1,217,559
Reinvestment of distributions	155,819	141,188	10,751
Shares redeemed	(966,617)	(1,163,521)	(384,383)
Net increase (decrease)	$ 64,004	$ 2,306,010	$ 843,927

* The Fund changed its fiscal year end from November 30 to September 30, effective September 30, 2006.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AALI-USAN-0507
1.786776.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 22, 2007